INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET [Abstract]
Debentures Series F accretion and amortization including accelerated accretion (see Note 13C above)	$ 87,973	$ 39,494	$ 13,113
Jazz Notes accretion and amortization	$ 3,015	9,307	$ 6,770
Jazz 2014 Exchange Agreement related financing costs, see Note 13E		9,817
Changes in fair value, (total level 3 changes in fair value as reported in Note 14D)	$ 16,092	(1,669)	$ 1,792
Exchange rate differences	1,056	(5,352)	4,038
Others	1,794	3,807	2,125
Other financing expense, net	109,930	55,404	27,838
Interest expense, net	$ 13,179	$ 33,409	$ 32,971